Cover	Sep. 24, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2025
Entity File Number	001-37471
Entity Registrant Name	PALVELLA THERAPEUTICS, INC.
Entity Central Index Key	0001583648
Entity Tax Identification Number	30-0784346
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	353 W. Lancaster Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	253-1461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	PVLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	125 Strafford Ave
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087